Touchstone Sands Capital US Select Growth ETF Average Annual Total Returns		12 Months Ended				41 Months Ended				60 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025
Bloomberg US 3000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.21%	[1]	17.21%	[2]	17.77%	[3]	17.23%	[2]	13.09%	[4]	14.27%	[4]
Bloomberg US 1000 Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.93%	[5]	17.93%	[6]					13.60%	[6]	16.60%	[6]
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%		17.15%		17.82%		17.29%		13.15%		14.29%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.56%		18.56%						15.32%		18.13%
Touchstone Sands Capital US Select Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent		13.32%		13.32%
Performance Inception Date	Dec. 31, 2024
Touchstone Sands Capital US Select Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.32%		13.32%
Touchstone Sands Capital US Select Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.89%		7.89%

[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[3]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[4]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[5]	The Fund changed its additional index to the Bloomberg US 1000 Growth Index which has similar investment objectives to the Fund.
[6]	The Fund changed its additional index to the Bloomberg US 1000 Growth Index which has similar investment objectives to the Fund.